ACQUISTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISTIONS	ACQUISITIONS
13.1. CENTAMIN (update on Provisional Purchase Price allocation)
On 22 November 2024, AngloGold Ashanti acquired Centamin plc.
Since the acquisition date was close to the 31 December 2024 financial year-end of the Group, and did not allow sufficient time to complete the initial accounting for the business combination, the fair value exercise on the acquisition date was prepared on a provisional basis in accordance with IFRS 3 ‘Business Combinations’ for all balances. The purchase price allocation was finalised during the year ended 31 December 2025, and was not materially different to the provisional purchase price allocation.
13.2. AUGUSTA GOLD CORP.
On 23 October 2025, AngloGold Ashanti completed its previously announced plan to acquire all issued and outstanding shares of common stock of Augusta Gold Corp. (Augusta Gold) at a price of C$1.70 (approximately $1.21) per share of common stock in cash.
The total cash consideration of $158m included the provision of funds of $39m for the settlement of certain shareholder loans and transaction costs of $14m.
The acquisition allows AngloGold Ashanti to further consolidate its footprint in the Beatty District by acquiring Reward, a permitted, feasibility stage project, the Bullfrog deposit, and all tenements surrounding each of these properties. The acquired properties are adjacent to AngloGold Ashanti’s claims in the Beatty District and provide additional Mineral Resource to AngloGold
Ashanti’s inventory.
This acquisition does not meet the definition of a business in terms of IFRS 3 ‘Business Combinations’ and has been accounted for as an asset acquisition. The purchase price has been allocated to the net identifiable assets as follows:

Figures in millions - US Dollars
Allocation of the purchase price	2025
Tangible assets	159
Trade, other receivables and other assets	1
Environmental rehabilitation provision	(2)
Purchase price	158

Significant accounting judgements and estimates
Control over Sukari Gold Mines Company (SGM, Sukari)
The Group has reassessed whether it continues to control Sukari (or SGM) in accordance with IFRS 10 during the current reporting period. This reassessment considered whether there were any changes in relevant facts and circumstances affecting the Group’s:
•Power over the relevant activities of the investee, including rights arising from contractual arrangements and governance structures;
•Exposure, or rights, to variable returns from its involvement with the investee; and
•Ability to use its power to affect those returns.
Based on the analysis performed, management concluded that there have been no changes in facts and circumstances that would alter the initial control assessment. Accordingly, the existing consolidation treatment of Sukari remains appropriate as at the reporting date. Sukari is an entity 50% owned by the Group’s wholly-owned subsidiary, Pharaoh Gold Mines NL (PGM), with the remaining 50% owned by MRMIA (formerly
EMRA).
The relevant activities cover the operations throughout the life-of-mine (LOM) from exploration and evaluation of Mineral Reserve through to development and commercial mining production and relates to governing the strategic operating and financial policies of Sukari. The rights and duties of the Group (through PGM), which have resulted in the Group concluding that it has control over Sukari, are as follows:
•PGM controls the appointment and replacement of the General Manager (GM) at Sukari; and
•By controlling the appointment of the GM and directing their activities, the GM will make all day-to-day decisions to allow the mine to operate in a manner that aligns with Sukari’s objectives. These decisions, which are considered the main relevant activities, are as follows:
◦Preparing Sukari’s work programmes through determination of the daily and longer-term mine plans and the budgets covering the operations to be carried out throughout the LOM;
◦Managing capital expenditure, procurement, cost control and treasury;
◦Conducting exploration, development, production, and marketing operations;
◦Co-ordinating Sukari’s operations and activities, including its dealings with all contractors and subcontractors;
◦Bearing ultimate responsibility for all costs and expenses required in carrying out any and all operations under the Sukari Concession
Agreement (Sukari CA) (entered into between PGM, MRMIA (formerly EMRA) and the Egyptian government);
◦Funding the operations of Sukari and recovering costs and expenses throughout the LOM (i.e., exploration, development, and production phases);
◦Funding additional exploration and expansion programmes within the mine during the production phase;
◦Taking custody of Sukari’s stock and management of its funds;
◦Selling and shipping of all gold and associated metals produced;
◦Authority to appoint employees within Sukari;
◦Managing cash flow plans including payment of MRMIA (formerly EMRA) profit share; and
◦Entering into and managing gold sales or hedging contracts and forward sale agreements.

The duties of MRMIA (formerly EMRA) under the terms of the Sukari CA are to provide the required approvals to allow the mine to operate.
The Board of Directors of Sukari (Sukari Board) has six members, three of whom are appointed by PGM and three by MRMIA (formerly EMRA).
The executive chairman, as one of the MRMIA (formerly EMRA)-appointed board members, is a representative of MRMIA (formerly EMRA) and is appointed by the Egyptian Ministry of Finance.
The General Assembly of Shareholders convenes a meeting in conjunction with the Sukari Board twice a year to facilitate a forum for information sharing between both shareholders of Sukari and to provide a mechanism to scrutinise the timing and amounts of expenses, rather than as a decision-making body over Sukari’s most significant relevant activities. The Sukari Board considers, reviews, and approves the budget, the annual financial statements, the cost recovery position and other compliance matters. The Sukari Board is not allowed to unreasonably withhold approval of any of the above.
If there is a disputed matter or deadlock position within the Sukari Board, such matter is resolved through open discussion at board level;
however, the executive chairman does not have a veto or casting vote. Where matters cannot be agreed upon, an ad-hoc committee is appointed with each party having equal representation. This committee will then recommend an appropriate course of action to the Sukari Board with the best interest of all shareholders in mind; and should the Sukari Board still not agree on a course of action, there is a provision for final and binding arbitration.
The Sukari Board cannot appoint or remove the GM, this right belongs solely to PGM, under the terms of the Sukari CA.
MRMIA (formerly EMRA) and/or the Egyptian government have no downside risk in their share of Sukari. If Sukari were to become loss-making or insolvent, these costs are absorbed in their entirety by PGM, in accordance with the Sukari CA.
The Group, through PGM, is therefore exposed to the variable returns of Sukari, has the ability to affect the amount of those returns, has power over Sukari through its ability to direct its relevant activities and therefore meets all the criteria of control to consolidate Sukari’s results within the
Group to reflect the substance and economic reality of the Sukari CA.

Accounting policies
Business combination
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of the business is the fair value of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest (NCI) in the acquiree at the NCI’s proportionate share of the acquiree’s net assets or the fair value. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity.
Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for NCI and any previous interest held over the net identifiable assets acquired and liabilities assumed).
Asset acquisitions
For acquisitions outside the scope of IFRS 3, the purchase consideration is allocated to identifiable assets and liabilities based on their relative fair values. No goodwill is recognised. Transaction costs directly attributable to an asset acquisition are capitalised as part of the cost of the acquired assets.
Any contingent consideration arising from an asset acquisition is included in the cost of the acquired assets and recognised when the consideration becomes probable and can be reliably measured. Subsequent changes in the estimate of the contingent consideration are recognised in profit or loss and accounted for as an adjustment to the cost of the related assets.